Equity transactions	12 Months Ended
Dec. 31, 2025
Equity transactions
Equity transactions

Note 13 - Equity transactions

Preferred stock

On January 29, 2008, the Company amended its articles of association and authorized 1,000,000 preferred shares. On June 26, 2018, the shareholders of the Company approved to increase authorized preferred shares to 10,000,000.

No preferred shares were issued or registered in the IPO. There were no preferred shares issued and outstanding as of December 31, 2025 and 2024.

Issuance of capital stock

2025

On May 28, 2025, the Company entered into a stock purchase agreement with WANG & LEE HOLDINGS, Inc., pursuant to which the Company issued and sold to WANG & LEE HOLDINGS, Inc. 14,050,000 ordinary shares of the Company at a purchase price of US$0.90 per share, for an aggregate price of US$12,645,000. On July 22, 2025, the Company entered into a stock repurchase agreement with the WANG & LEE HOLDINGS, Inc., pursuant to which WANG & LEE HOLDINGS, Inc. agreed to sell, and the Company agreed to repurchase 4,400,000 Shares at a purchase price of US$0.90 per share, for a total purchase price of US$3,960,000. The closing of the Stock Repurchase Agreement occurred on July 24, 2025.

2024

On May 31, 2024, the Company completed the acquisition of Riches Holdings contemplated by the sale and purchase agreement entered into by and between the parties in consideration for $13.4 million. The Company received two sets of notices of conversion dated 9 and 10 December 2024 respectively in accordance with the promissory note electing to fully convert the principal under the promissory note into the number of ordinary shares of US$0.004 each as stated in the Notices, which was satisfied by the allotment and issuance of 10,912,168 ordinary shares of the Company.

2023

None.